Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 14, 2013	Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	AQUA AMERICA INC
Entity Central Index Key	0000078128
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 3,453,548,692
Entity Common Stock, Shares Outstanding		140,347,743
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No